UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22027

                                     FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                             Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                             Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code: 856-528-3500

Date of fiscal year end: April 30

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

July 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 95.9%
Argentina — 0.8%
BBVA Banco Frances SA, ADR	14,632	$199,434

Brazil — 3.8%
Even Construtora e Incorporadora SA*	286,700	284,156
Iochpe Maxion SA	43,151	265,921
Kroton Educacional SA	53,200	158,751
Petrobras Distribuidora SA	40,801	213,283

		922,111

China — 29.0%
Alibaba Group Holding, Ltd., SP ADR*	4,007	750,231
Baidu, Inc., SP ADR*	330	81,569
Beijing Capital International Airport Co., Ltd., Class H	136,000	154,908
China Communications Services Corp., Ltd., Class H	462,000	292,888
China Construction Bank Corp., Class H	798,000	729,598
China Lesso Group Holdings, Ltd.	240,000	147,405
China Mobile, Ltd.	52,669	475,781
China Overseas Land & Investment, Ltd.	118,000	371,751
CNOOC, Ltd.	329,000	551,190
Dongfeng Motor Group Co., Ltd., Class H	342,000	343,854
Haier Electronics Group Co., Ltd.*	79,000	231,039
Haitian International Holdings, Ltd.	66,001	155,563

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Industrial & Commercial Bank of China, Ltd., Class H	393,000	$292,063
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	11,000	207,148
Lonking Holdings, Ltd.	492,000	226,094
NetEase, Inc., ADR	1,147	295,926
Picc Property & Casualty Co., Ltd., Class H	255,000	288,134
Sinotrans, Ltd., Class H	497,000	230,456
Tencent Holdings, Ltd.	22,600	1,028,625
YY, Inc., ADR*	2,136	199,139

		7,053,362

Czech Republic — 1.9%
Komercni Banka AS	10,602	460,322

Greece — 0.8%
JUMBO SA	11,907	190,718

India — 5.8%
HCL Technologies, Ltd.	25,185	354,799
ICICI Bank, Ltd., SP ADR*	28,711	253,518
Indiabulls Housing Finance, Ltd.	19,622	372,236
Reliance Industries, Ltd., SP GDR(a)	12,324	421,481

		1,402,034

Indonesia — 1.2%
Bank Rakyat Indonesia Persero Tbk PT	1,398,684	298,002

Malaysia — 2.1%
Genting Bhd	129,196	278,328
Malayan Banking Bhd	101,172	244,433

		522,761

See accompanying Notes to the Quarterly Portfolio of Investments.

1

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Mexico — 3.5%
Grupo Financiero Banorte SAB de CV, Class O	56,400	$393,395
Ternium SA, SP ADR	12,663	459,034

		852,429

Poland — 1.1%
Bank Handlowy w Warszawie SA	13,450	276,228

Russia — 4.8%
Globaltrans Investment PLC, SP GDR	33,888	389,712
Novolipetsk Steel PJSC, GDR	5,486	141,771
Ros Agro PLC, GDR	16,676	178,433
Tatneft PJSC, SP ADR	6,710	462,548

		1,172,464

South Africa — 11.7%
Absa Group Ltd.	24,242	315,818
Nampak, Ltd.*	82,396	94,051
Naspers, Ltd., N Shares	4,076	1,003,384
Nedbank Group, Ltd.	11,244	232,680
Old Mutual Ltd.*	114,564	262,408
Sasol, Ltd.	12,182	480,062
Telkom SA SOC, Ltd.	56,330	216,374
Tsogo Sun Holdings, Ltd.	145,535	239,279

		2,844,056

South Korea — 14.8%
Hyundai Mobis Co., Ltd.	1,526	311,068
Hyundai Motor Co.	965	111,837
Jeju Air Co., Ltd.	10,199	387,379
LG Chem, Ltd.	539	181,278
Samsung Electronics Co., Ltd.	35,817	1,486,773

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — (Continued)
Samsung Life Insurance Co., Ltd.	2,911	$250,622
Shinhan Financial Group Co., Ltd.	12,147	473,846
SK Innovation Co., Ltd.	2,278	404,588

		3,607,391

Taiwan — 10.5%
Chicony Electronics Co., Ltd.	53,107	120,383
CTBC Financial Holding Co., Ltd.	585,918	397,541
Hon Hai Precision Industry Co., Ltd.	167,705	460,012
Novatek Microelectronics Corp.	79,692	385,912
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	28,612	1,179,101

		2,542,949

Thailand — 1.6%
Bangkok Bank PCL, NVDR	19,301	119,689
Kasikornbank PCL, NVDR	40,471	264,224

		383,913

Turkey — 2.5%
Enka Insaat ve Sanayi As	152,531	151,321
KOC Holding As	63,474	179,318
Turkcell Iletisim Hizmetleri As	101,570	266,915

		597,554

TOTAL COMMON STOCKS (Cost $18,211,065)		23,325,728

See accompanying Notes to the Quarterly Portfolio of Investments.

2

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

July 31, 2018

(Unaudited)

	Number of Shares	Value

PREFERRED STOCKS — 3.3%
Brazil — 3.3%
Itau Unibanco Holding SA	36,509	$438,695
Petroleo Brasileiro SA	67,900	356,569

		795,264

TOTAL PREFERRED STOCKS (Cost $593,020)		795,264

TOTAL INVESTMENTS - 99.2% (Cost $18,804,085)		$24,120,992
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		205,591

NET ASSETS - 100.0%		$24,326,583

*	Non-income producing.
(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2018, this security amounted to $421,481 or 1.7% of net assets. This security has been determined by the Adviser to be a liquid security.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt
SP GDR	Sponsored Global Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

3

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments

July 31, 2018

(Unaudited)

		Par* Value	Value

CORPORATE BONDS AND NOTES — 20.1%
Austria — 0.0%
OGX Austria GmbH 8.38%, 04/01/2022(a)(b)		$200,000	$20

China — 4.9%
China Evergrande Group 8.75%, 06/28/2025		250,000	232,018
Sinochem Overseas Capital Co. Ltd. 4.50%, 11/12/2020		100,000	101,293

			333,311

Israel — 3.2%
Israel Electric Corp., Ltd. 6.88%, 06/21/2023(c)		200,000	222,280

Netherlands — 4.4%
Petrobras Global Finance BV 4.38%, 05/20/2023		100,000	96,350
Petrobras Global Finance BV 7.38%, 01/17/2027		100,000	104,000
Petrobras Global Finance BV 6.88%, 01/20/2040		100,000	96,000
Petrobras Global Finance BV 6.85%, 06/05/2115		10,000	9,012

			305,362

Russia — 5.1%
Gazprom OAO Via Gaz Capital SA 8.63%, 04/28/2034		150,000	188,250
Russian Railways Via RZD Capital PLC 7.90%, 10/19/2024	RUB	10,000,000	159,635

			347,885

	Par* Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Venezuela — 2.5%
Petroleos de Venezuela SA 6.00%, 11/15/2026(b)(c)	$300,000	$65,250
Petroleos de Venezuela SA 6.00%, 11/15/2026(b)	100,000	21,750
Petroleos de Venezuela SA 5.38%, 04/12/2027(b)	350,000	82,915

		169,915

TOTAL CORPORATE BONDS AND NOTES (Cost $1,711,465)		1,378,773

FOREIGN GOVERNMENT BONDS AND NOTES — 70.6%
Argentina — 5.3%
Argentine Republic Government International Bond 7.63%, 04/22/2046	190,000	161,122
Argentine Republic Government International Bond 6.88%, 01/26/2027	160,000	145,600
Argentine Republic Government International Bond 5.88%, 01/11/2028	70,000	58,975

		365,697

Brazil — 5.0%
Brazil Notas Do Tesouro Nacional Serie F 10.00%, 01/01/2021 BRL	1,000,000	272,467

See accompanying Notes to the Quarterly Portfolio of Investments.

4

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

		Par* Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)
Brazil — (Continued)
Brazil Notas Do Tesouro Nacional Serie F 10.00%, 01/01/2027	BRL	290,000	$73,214

			345,681

Costa Rica — 2.8%
Costa Rica Government International Bond 4.25%, 01/26/2023		200,000	193,022

Croatia — 3.2%
Croatia Government International Bond 6.00%, 01/26/2024		200,000	217,940

Dominican Republic — 3.2%
Dominican Republic International Bond 7.45%, 04/30/2044		200,000	216,500

Ecuador — 2.7%
Ecuador Government International Bond 7.88%, 01/23/2028		200,000	183,000

Egypt — 1.3%
Egypt Government International Bond 6.88%, 04/30/2040		100,000	91,997

Hungary — 1.0%
Hungary Government International Bond 7.63%, 03/29/2041		50,000	70,628

Jordan — 2.8%
Jordan Government International Bond 7.38%, 10/10/2047		200,000	192,603

		Par* Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)
Lebanon — 1.6%
Lebanon Government International Bond 6.38%, 03/09/2020		$50,000	$48,617
Lebanon Government International Bond 6.00%, 01/27/2023		70,000	61,019

			109,636

Malaysia — 0.5%
Malaysia Government Bond 3.65%, 10/31/2019	MYR	150,000	36,985

Mexico — 7.0%
Mexican Bonos 10.00%, 12/05/2024	MXN	1,200,000	71,637
Mexican Bonos 10.00%, 11/20/2036	MXN	1,000,000	64,775
Petroleos Mexicanos 6.50%, 06/02/2041		125,000	115,675
Petroleos Mexicanos 5.50%, 06/27/2044		200,000	165,660
Petroleos Mexicanos 5.63%, 01/23/2046		50,000	41,125
Petroleos Mexicanos 6.75%, 09/21/2047		25,000	23,158

			482,030

Morocco — 3.0%
Morocco Government International Bond 4.25%, 12/11/2022(c)		200,000	202,800

Nigeria — 2.8%
Nigeria Government International Bond 6.50%, 11/28/2027(c)		200,000	195,460

See accompanying Notes to the Quarterly Portfolio of Investments.

5

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

		Par* Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)
Oman — 2.8%
Oman Government International Bond 4.75%, 06/15/2026		$200,000	$188,996

Pakistan — 1.4%
Pakistan Government International Bond 7.88%, 03/31/2036		100,000	95,025

Poland — 2.8%
Republic of Poland Government Bond 1.50%, 04/25/2020	PLN	700,000	191,201

Romania — 0.8%
Romanian Government International Bond 6.13%, 01/22/2044		50,000	57,723

South Africa — 2.9%
Eskom Holdings SOC Ltd. 6.75%, 08/06/2023		200,000	196,012

Sri Lanka — 2.9%
Sri Lanka Government International Bond 6.00%, 01/14/2019(c)		200,000	201,048

Turkey — 6.9%
Export Credit Bank of Turkey 5.88%, 04/24/2019(c)		200,000	199,753
Turkey Government International Bond 7.38%, 02/05/2025		100,000	101,697

	Par* Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)
Turkey — (Continued)
Turkey Government International Bond 5.13%, 02/17/2028	$200,000	$171,570

		473,020

Ukraine — 7.7%
Privatbank CJSC Via UK SPV Credit Finance PLC 10.25%, 01/23/2018(b)	160,000	39,994
Ukraine Government International Bond 0.00%, 05/31/2040(c)(d)	50,000	31,370
Ukreximbank Via Biz Finance PLC 9.75%, 01/22/2025(c)	250,000	256,100
Ukreximbank Via Biz Finance PLC, 6-M LIBOR + 7.00%, 9.52%, 02/09/2023(c)(d)	210,000	197,967

		525,431

Venezuela — 0.2%
Venezuela Government International Bond 7.00%, 12/01/2018(b)	50,000	13,500

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES (Cost $5,127,080)		4,845,935

See accompanying Notes to the Quarterly Portfolio of Investments.

6

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

	Par* Value	Value

U.S. TREASURY OBLIGATIONS — 5.5%
United States Treasury Notes — 5.5%
2.25%, 08/15/2027	$200,000	$188,742
2.25%, 11/15/2027	200,000	188,438
TOTAL U.S. TREASURY OBLIGATIONS (Cost $395,595)		377,180

	Number of Shares
COMMON STOCKS — 0.0%
Brazil — 0.0%
Dommo Energia SA, SP ADR(a)	32	1,162

TOTAL COMMON STOCKS (Cost $ — )		1,162

TOTAL INVESTMENTS - 96.2% (Cost $7,234,140)		$6,603,050
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.8%		258,966

NET ASSETS - 100.0%		$6,862,016

*	Par amount denominated in USD unless otherwise noted.
(a)	Security is deemed illiquid at July 31, 2018.
(b)	Investments with a total aggregate value of $223,429 or 3.26% of net assets were in default as of July 31, 2018.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2018 these securities amounted to $1,572,028 or 22.91% of net assets. These securities have been determined by the Adviser to be liquid securities.

(d)

Variable rate investments. The rate shown is based on the latest available information as of July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.

Forward foreign currency contracts outstanding as of July 31, 2018 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation
USD	74,049	EUR	62,409	09/10/18	TDB	$846

See accompanying Notes to the Quarterly Portfolio of Investments.

7

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Concluded)

July 31, 2018

(Unaudited)

BRL	Brazilian Real
EUR	Euro
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLC	Public Limited Company
PLN	Polish Zloty
RUB	Russian Ruble
SP ADR	Sponsored American Depository Receipt
TDB	Toronto Dominion Bank
USD	United States Dollar
6-M	Six Months

See accompanying Notes to the Quarterly Portfolio of Investments.

8

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2018

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Funds’ (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with the procedure adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

9

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of each Fund’s bonds is generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

10

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2018, in valuing each Fund’s investments carried at fair value:

	DuPont Capital Emerging Markets Fund
	Total Value at 07/31/18	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Argentina	$199,434	$199,434	$—	$—
Brazil	922,111	922,111	—	—
China	7,053,362	1,326,865	5,726,497	—
Czech Republic	460,322	—	460,322	—
Greece	190,718	—	190,718	—
India	1,402,034	674,999	727,035	—
Indonesia	298,002	—	298,002	—
Malaysia	522,761	—	522,761	—
Mexico	852,429	852,429	—	—
Poland	276,228	—	276,228	—
Russia	1,172,464	568,145	604,319	—
South Africa	2,844,056	356,459	2,487,597	—
South Korea	3,607,391	—	3,607,391	—
Taiwan	2,542,949	1,179,101	1,363,848	—
Thailand	383,913	—	383,913	—
Turkey	597,554	—	597,554	—
Preferred Stocks	795,264	795,264	—	—

Total Investments	$24,120,992	$6,874,807	$17,246,185	$—

11

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

	DuPont Capital Emerging Markets Debt Fund

Assets	Total Value at 07/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$1,378,773	$—	$1,378,773	$—
Foreign Government Bonds and Notes	4,845,935	—	4,845,935	—
U.S. Treasury Obligations	377,180	—	377,180	—
Common Stocks	1,162	—	1,162	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	846	—	846	—

Total Assets	$6,603,896	$—	$6,603,896	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and

12

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2018, The DuPont Capital Emerging Markets Fund had transfers from Level 2 to Level 1 of $155,563. There were no transfers between Levels 1, 2 and 3 in the DuPont Capital Emerging Markets Debt Fund.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For the period ended July 31, 2018, the DuPont Capital Emerging Markets Debt Fund’s average monthly volume of forward foreign currency contracts was as follows:

Forward Foreign Currency Contracts - Payable (Value At Trade Date)	Forward Foreign Currency Contracts - Receivable (Value At Trade Date)
$(24,683)	$24,683

13

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2018

(Unaudited)

B. Federal Tax Cost

As of the July 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
DuPont Capital Emerging Markets Fund	$18,804,085	$6,136,167	$(819,260)	$5,316,907
DuPont Capital Emerging Markets Debt Fund	7,234,140	245,570	(876,660)	(631,090)

*

Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

14

EIC VALUE FUND

Portfolio of Investments

July 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 85.2%
Basic Materials — 2.6%
PPG Industries, Inc.	58,750	$6,501,275

Communications — 6.9%
Cisco Systems, Inc.	109,195	4,617,857
ebay, Inc.*	144,350	4,828,508
Verizon Communications, Inc.	151,650	7,831,206

		17,277,571

Consumer, Cyclical — 9.6%
Honda Motor Co. Ltd., SP ADR	130,850	4,011,861
Lowe’s Cos, Inc.	64,300	6,387,562
Target Corp.	98,785	7,969,974
Walmart, Inc.	62,500	5,576,875

		23,946,272

Consumer, Non-cyclical — 23.1%
GlaxoSmithKline PLC, SP ADR	242,290	10,076,841
Johnson & Johnson	44,190	5,856,059
Kroger Co. (The)	257,600	7,470,400
McKesson Corp.	37,275	4,681,740
Medtronic PLC	84,335	7,609,547
Molson Coors Brewing Co., Class-B	122,250	8,190,750
Pepsico, Inc.	62,530	7,190,950
Procter & Gamble Co. (The)	80,655	6,523,376

		57,599,663

Energy — 10.1%
ConocoPhillips	77,650	5,604,000
Diamond Offshore Drilling, Inc.*	179,950	3,455,040
Exxon Mobil Corp.	116,975	9,534,632

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Schlumberger Ltd.	96,250	$6,498,800

		25,092,472

Financial — 19.0%
American Express Co.	80,680	8,029,274
Franklin Resources, Inc.	51,150	1,755,468
PNC Financial Services Group, Inc. (The)	31,450	4,554,904
SunTrust Banks, Inc.	74,105	5,340,747
Torchmark Corp.	56,577	4,982,736
Travelers Cos, Inc. (The)	51,680	6,725,635
US Bancorp	159,765	8,469,143
Wells Fargo & Co.	129,995	7,447,414

		47,305,321

Industrial — 3.3%
United Parcel Service, Inc., Class-B	68,000	8,152,520

REITs-Diversified — 1.2%
Annaly Capital Management, Inc. REIT	276,475	2,963,812

REITs-Office Property — 0.7%
Mack-Cali Realty Corp. REIT	88,205	1,717,351

Technology — 2.9%
QUALCOMM, Inc.	60,000	3,845,400
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	81,195	3,346,046

		7,191,446

See accompanying Notes to the Quarterly Portfolio of Investments.

1

EIC VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — 5.8%
Exelon Corp.	215,285	$9,149,612
National Grid PLC, SP ADR	98,375	5,320,120

		14,469,732

TOTAL COMMON STOCKS (Cost $156,791,700)		212,217,435

SHORT-TERM INVESTMENTS — 14.8%
Exchange Traded Fund — 5.2%
iShares Short Treasury
Bond ETF 1.92%(a)	116,365	12,850,187

Money Market Fund — 9.6%
Dreyfus Institutional Treasury Securities Advantage Fund, Premier Shares 1.48%(b)	23,941,297	23,941,297

TOTAL SHORT-TERM INVESTMENTS (Cost $36,779,766)		36,791,484

TOTAL INVESTMENTS - 100.0% (Cost $193,571,466)		249,008,919
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		38,644

NET ASSETS - 100.0%		$249,047,563

*	Non-income producing.
(a)	Rate periodically changes. Rate disclosed is the
30-day	SEC yield at July 31, 2018.
(b)	Rate periodically changes. Rate disclosed is the
7-day	yield at July 31, 2018.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2018

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07/31/18	Prices	Inputs	Inputs
Common Stocks*	$212,217,435	$212,217,435	$—	$—
Short-Term Investments	36,791,484	36,791,484	—	—

Total Investments	$249,008,919	$249,008,919	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Fund.

4

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2018

(Unaudited)

B. Federal Tax Cost:

As of the July 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund was as follows:

Federal tax cost*	$193,571,466

Gross unrealized appreciation	$56,627,159
Gross unrealized depreciation	(1,189,706)

Net unrealized appreciation	$55,437,453

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

LATEEF FOCUSED GROWTH FUND

Portfolio of Investments

July 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.5%
Consumer, Cyclical — 11.2%
Aptiv PLC	39,888	$3,911,816
Alaska Air Group, Inc.	51,173	3,215,200
Starbucks Corp.	30,322	1,588,569

		8,715,585

Consumer, Non-cyclical — 14.9%
Anthem, Inc.	16,285	4,120,105
Celgene Corp.*	20,646	1,859,998
Danaher Corp.	15,701	1,610,608
IQVIA Holdings, Inc.*	32,614	3,976,951

		11,567,662

Energy — 7.3%
Anadarko Petroleum Corp.	43,160	3,157,154
Schlumberger Ltd.	37,519	2,533,283

		5,690,437

Financial — 11.9%
Equinix, Inc.	6,653	2,922,530
Progressive Corp. (The)	56,577	3,395,186
Synchrony Financial	101,232	2,929,654

		9,247,370

Industrial — 19.6%
Arconic, Inc.	118,876	2,578,420
Flex Ltd.*	217,355	3,034,276
Keysight Technologies, Inc.*	65,389	3,792,562
XPO Logistics, Inc.*	58,551	5,838,706

		15,243,964

Technology — 34.6%
Alphabet, Inc., Class A*	3,744	4,594,712
Autodesk, Inc.*	34,295	4,404,850
CBS Corp.	29,022	1,528,589
CommScope Holding Co., Inc.*	75,657	2,429,346

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology — (Continued)
DXC Technology Co.	40,617	$3,441,884
First Data Corp., Class A*	164,639	3,829,503
New York Times Co. (The), Class A	80,362	1,992,978
Perspecta, Inc.	1	11
Visa, Inc., Class A	34,559	4,725,598

		26,947,471

TOTAL COMMON STOCKS (Cost $59,195,838)		77,412,489

TOTAL INVESTMENTS - 99.5%
(Cost $59,195,838)		77,412,489

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		397,013

NET ASSETS - 100.0%		$77,809,502

	Contracts

OPTIONS WRITTEN — 0.0%
Call Options — 0.0%
XPO Logistics, Inc. Notional amount $1,540,000 Exchange:CME Expires 8/17/2018 Strike Price $110*(a)	(140)	(15,400)

TOTAL OPTIONS WRITTEN (Premium received $83,662)		$(15,400)

*	Non-income producing.
(a)	Primary risk exposure is equity price risk.

CME	Chicago Mercantile Exchange
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

1

LATEEF FOCUSED GROWTH FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2018

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Lateef Focused Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

LATEEF FOCUSED GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
		Level 1	Other Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	07/31/18	Price	Inputs	Inputs
Assets:
Investments in Securities*	$77,412,489	$77,412,489	$—	$—

Liabilities:
Written Option on Equity Contracts	$(15,400)	$(15,400)	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Fund.

3

LATEEF FOCUSED GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

Written Options — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

For the period ended July 31, 2018, the Fund’s quarterly average volume of derivatives is as follows:

Written
Options
(Proceeds)
$41,831

4

LATEEF FOCUSED GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2018

(Unaudited)

B. Federal Tax Cost:

As of the July 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

Federal tax cost*	$59,195,838

Gross unrealized appreciation	$19,496,392
Gross unrealized depreciation	(1,279,741)

Net unrealized appreciation	$18,216,651

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent Fund’s prospectus filed with the Securities and Exchange Commission.

5

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Portfolio of Investments

July 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Consumer Discretionary — 36.4%
Best Buy Co., Inc.	5,973	$448,154
Ford Motor Co.	63,918	641,737
Gap, Inc. (The)	11,703	353,080
Kohl’s Corp.	13,179	973,533
Macy’s, Inc.	28,945	1,149,985
McDonald’s Corp.	507	79,873
Yum! Brands, Inc.	1,107	87,774

		3,734,136

Consumer Staples — 0.9%
Constellation Brands, Inc., Class A	424	89,137

Energy — 18.7%
Andeavor	3,659	549,070
Marathon Petroleum Corp.	5,105	412,637
Phillips 66	3,890	479,793
Valero Energy Corp.	4,038	477,897

		1,919,397

Financials — 23.2%
Allstate Corp. (The)	884	84,086
Everest Re Group Ltd. (Bermuda)	1,415	308,965
Lincoln National Corp.	4,452	303,181
Moody’s Corp.	581	99,421
Navient Corp.	23,385	308,916
Progressive Corp. (The)	3,229	193,772
Prudential Financial, Inc.	3,639	367,211
Unum Group	6,408	254,590
XL Group Ltd. (Bermuda)	8,095	455,182

		2,375,324

Health Care — 1.0%
UnitedHealth Group, Inc.	409	103,567

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrials — 7.7%
AMETEK, Inc.	1,235	$96,083
Boeing Co. (The)	313	111,522
Harris Corp.	611	100,784
Republic Services, Inc.	1,221	88,498
Roper Technologies, Inc.	657	198,348
Verisk Analytics, Inc.*	909	100,554
Xylem, Inc.	1,216	93,097

		788,886

Information Technology — 4.1%
Amphenol Corp., Class A	957	89,489
Mastercard, Inc., Class A	561	111,078
VeriSign, Inc.*	787	114,296
Visa, Inc., Class A	789	107,888

		422,751

Materials — 3.3%
WestRock Co.	5,874	340,575

Telecommunication Services — 4.3%
CenturyLink, Inc.	23,624	443,422

TOTAL COMMON STOCKS (Cost $8,637,875)		10,217,195

TOTAL INVESTMENTS - 99.6%
(Cost $8,637,875)		10,217,195

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		41,589

NET ASSETS - 100.0%		$10,258,784

*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

1

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2018

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Mount Lucas U.S. Focused Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund’s investments carried at fair value:

Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07/31/18	Price	Inputs	Inputs
Common Stocks*	$10,217,195	$10,217,195	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

2

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2018

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Fund.

B. Federal Tax Cost:

As of the July 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$8,637,875

Gross unrealized appreciation	$1,759,668
Gross unrealized depreciation	(180,348)

Net unrealized appreciation	$1,579,320

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

July 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 98.9%
Alaska — 0.1%
Matanuska-Susitna AK, Prerefunded 09/01/19 at 100, 6.00%, 09/01/28, (AGC Insured)	380,000	398,130

Arizona — 2.2%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 5.50%, 07/01/31, (NATL-RE, FGIC Insured)	5,000,000	6,299,350

California — 1.8%
California Health Facilities Financing Authority, Series A, 5.00%, 11/01/27	1,000,000	1,220,930
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	3,821,500

		5,042,430

Guam — 0.7%
Territory Of Guam, Series A, Prerefunded 11/15/19 at 100, 6.75%, 11/15/29	1,775,000	1,891,316

Hawaii — 90.9%
Hawaii County GO, Series A, Prerefunded 03/01/20 at 100, 4.00%, 03/01/28	670,000	695,313

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii County GO, Series A, Callable 03/01/27 at 100, 5.00%, 09/01/31	5,045,000	5,903,054
Hawaii County GO, Series A, Callable 03/01/27 at 100, 5.00%, 09/01/34	4,775,000	5,531,790
Hawaii County GO, Series D, Refunding, 4.00%, 09/01/26	400,000	444,884
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Iwilei Apartments, Series A, Callable 07/01/22 at 100, 3.75%, 01/01/31	3,120,000	3,163,056
Hawaii Housing Finance & Development Corp., Series A, Callable 01/01/20 at 100, 1.90%, 01/01/21, (GNMA Collateral Insured)	5,000,000	4,995,250
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA/FHLMC Insured)	2,770,000	2,836,314
Hawaii State Airports System Revenue, AMT, Callable 08/01/23 at 100, 5.00%, 08/01/28	400,000	437,648

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/28	1,010,000	1,077,024
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	3,500,000	3,784,340
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/23	1,000,000	1,066,750
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/27	545,000	581,166
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/29	4,040,000	4,308,094
Hawaii State Airports System Revenue, Series A, 5.25%, 07/01/20	820,000	874,415
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/21	1,000,000	1,067,140

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, 4.00%, 07/01/23	500,000	540,965
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Callable 07/01/23 at 100, 5.00%, 07/01/26	1,330,000	1,478,920
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company Subsidiary, Callable 07/01/19 at 100, 6.50%, 07/01/39	1,000,000	1,039,600
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, 3.10%, 05/01/26	2,600,000	2,578,680
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, 4.00%, 03/01/37	1,500,000	1,525,050
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,790,000	1,989,997

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.13%, 11/15/32	550,000	606,667
Hawaii State Department of Budget & Finance, Series A, Queens Health System, Callable 07/01/25 at 100, 5.00%, 07/01/35	10,000,000	11,193,800
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/21	1,370,000	1,482,751
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/24	500,000	574,445
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/28	850,000	993,658
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/32	335,000	385,495
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, Callable 11/01/27 at 100, 5.00%, 11/01/28	1,170,000	1,381,513

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, Callable 11/01/27 at 100, 5.00%, 11/01/30	800,000	936,792
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, Callable 11/01/27 at 100, 5.00%, 11/01/31	815,000	951,472
Hawaii State GO, Series DQ, Prerefunded 06/01/19 at 100, 5.00%, 06/01/23	1,660,000	1,708,024
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,128,820
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/30	1,805,000	1,991,475
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/22	155,000	170,484
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/23	1,790,000	1,968,821
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/25	885,000	976,429

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	1,620,000	1,781,838
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	1,155,000	1,274,323
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/31	1,730,000	1,908,726
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/29	300,000	330,993
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/30	1,235,000	1,362,588
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/31	1,095,000	1,208,124
Hawaii State GO, Series EA, 5.00%, 12/01/19	265,000	277,097
Hawaii State GO, Series EA, 5.00%, 12/01/21	2,000,000	2,208,000
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/24	55,000	61,900

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/26	1,450,000	1,631,903
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/26	85,000	95,663
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	1,740,000	1,958,283
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	90,000	101,290
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	740,000	832,833
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	20,000	22,509
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/24	100,000	112,545
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,365,000	1,536,239

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/27	345,000	388,280
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/28	340,000	382,653
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/24	305,000	348,466
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	445,000	508,417
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	110,000	125,676
Hawaii State GO, Series EH, Unrefunded portion, 5.00%, 08/01/23	345,000	393,635
Hawaii State GO, Series EH, Unrefunded portion, Callable 08/01/23 at 100, 5.00%, 08/01/24	895,000	1,017,517
Hawaii State GO, Series EL, 5.00%, 08/01/23	1,000,000	1,140,970
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/32	1,285,000	1,461,353
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/26	140,000	162,765

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EO, Unrefunded portion, Callable 08/01/24 at 100, 5.00%, 08/01/26	2,660,000	3,061,793
Hawaii State GO, Series EP, 5.00%, 08/01/24	1,000,000	1,160,780
Hawaii State GO, Series ET, 4.00%, 10/01/22	1,060,000	1,148,690
Hawaii State GO, Series EW, 5.00%, 10/01/18	2,000,000	2,012,060
Hawaii State GO, Series EY, Callable 10/01/25 at 100, 5.00%, 10/01/27	3,040,000	3,557,286
Hawaii State GO, Series EZ, 5.00%, 10/01/21	4,000,000	4,397,040
Hawaii State GO, Series FB, 5.00%, 04/01/25	5,000,000	5,853,100
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 04/01/29	2,000,000	2,157,280
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 4.00%, 10/01/35	1,000,000	1,054,100
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 5.00%, 10/01/30	10,000,000	11,698,700
Hawaii State GO, Series FK, 4.00%, 05/01/22	2,000,000	2,154,180
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 4.00%, 05/01/37	2,000,000	2,088,520
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 05/01/33	2,500,000	2,911,325

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FN, 5.00%, 10/01/26	5,000,000	5,954,350
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/36	4,000,000	4,669,640
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 4.75%, 07/01/24	220,000	231,174
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.63%, 07/01/40	3,125,000	3,341,500
Hawaii State Highway Fund Revenue, Series A, 5.00%, 01/01/21	1,250,000	1,346,212
Hawaii State Highway Fund Revenue, Series A, Prerefunded 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	6,065,242
Hawaii State Highway Fund Revenue, Series A, Prerefunded 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,237,354
Hawaii State Highway Fund Revenue, Series B, Callable 07/01/26 at 100, 5.00%, 01/01/28	875,000	1,029,796
Hawaii State Highway Fund Revenue, Series B, Callable 07/01/26 at 100, 5.00%, 01/01/29	5,000,000	5,837,650

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/24	510,000	589,693
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/27	300,000	343,116
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,462,500
Honolulu City & County Board of Water Supply, System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/25	1,500,000	1,727,190
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,015,000	1,024,165
Honolulu City & County GO, Series A, Prerefunded 04/01/19 at 100, 5.00%, 04/01/24	1,110,000	1,136,440
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/25	2,855,000	3,213,160

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/26	3,365,000	3,787,139
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/31	2,175,000	2,514,104
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/31	450,000	506,452
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,970,000	2,217,137
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,000,000	3,429,810
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/37	400,000	456,192
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/38	1,040,000	1,185,371
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,137,700
Honolulu City & County GO, Series A, ETM, 5.00%, 11/01/22	2,000,000	2,250,900

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Refunding, 5.00%, 10/01/19	1,000,000	1,040,090
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/37	1,000,000	1,033,100
Honolulu City & County GO, Series B, Callable 11/01/22 at 100, 5.00%, 11/01/23	2,050,000	2,300,059
Honolulu City & County GO, Series B, Callable 12/01/20 at 100, 5.00%, 12/01/25	2,280,000	2,445,186
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/18	1,000,000	1,006,030
Honolulu City & County GO, Series B, Refunding, 5.00%, 12/01/18	1,000,000	1,011,940
Honolulu City & County GO, Series B, Refunding, 5.00%, 08/01/19	1,220,000	1,262,236
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/22	1,000,000	1,123,090
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/25	2,300,000	2,707,928
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,000,000	2,341,760

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/29	3,500,000	4,065,565
Honolulu City & County GO, Series D, Prerefunded 09/01/19 at 100, 4.00%, 09/01/21	250,000	256,725
Honolulu City & County GO, Series E, Refunding, Callable 09/01/27 at 100, 5.00%, 09/01/30	1,500,000	1,773,510
Honolulu City & County GO, Variable Honolulu Rail Transit Project, SIFMA + 0.30%, Callable 09/01/18 at 100, 1.59%, 09/01/22(a)	1,500,000	1,500,135
Honolulu City & County Waste Water System Revenue, Refunding, Junior Series A, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,601,080
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, 5.00%, 07/01/20	250,000	265,710
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/26	3,000,000	3,498,300

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	1,325,000	1,544,155
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Series A, Callable 07/01/25 at 100, 5.00%, 07/01/29	100,000	115,644
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Series A, Callable 01/01/28 at 100, 5.00%, 07/01/36	2,000,000	2,324,100
Honolulu City & County Waste Water System Revenue, Senior, Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 07/01/35	125,000	143,536
Kauai County GO, 5.00%, 08/01/23	300,000	341,679
Kauai County GO, 5.00%, 08/01/27	250,000	299,188
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/31	250,000	294,348
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 08/01/33	270,000	287,642

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/42	775,000	891,157
Kauai County GO, Series A, Callable 08/01/21 at 100, 3.25%, 08/01/23	1,000,000	1,034,420
Kauai County GO, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,295,000	1,316,212
Kauai County GO, Series A, Refunding, 5.00%, 08/01/19	260,000	268,973
Kauai County GO, Series A, Refunding, 5.00%, 08/01/22	315,000	351,773
Maui County GO, Refunding, 5.00%, 06/01/19	500,000	514,550
Maui County GO, Refunding, 5.00%, 06/01/20	3,075,000	3,261,068
Maui County GO, Refunding, 5.00%, 06/01/21	1,500,000	1,632,720
Maui County GO, Refunding, 5.00%, 06/01/23	300,000	341,385
University of Hawaii Revenue, Series A, Callable 10/01/19 at 100, 5.25%, 10/01/34	1,000,000	1,043,200
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	170,000	174,843

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	665,000	731,613
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/35	1,000,000	1,142,570
University of Hawaii Revenue, Series E, Refunding, 5.00%, 10/01/24	3,000,000	3,472,260
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/31	1,000,000	1,158,740
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/36	3,000,000	3,446,400
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/37	2,000,000	2,292,440

		259,610,583

Illinois — 1.4%
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE, FGIC Insured)	3,665,000	3,956,514

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Massachusetts — 0.4%
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Contract Assistance, Series B, Refunding, Callable 01/01/20 at 100, 5.00%, 01/01/23	1,000,000	1,046,610

New Jersey — 0.1%
Passaic Valley Sewage Commission Revenue, Series G, Refunding, 5.75%, 12/01/21	300,000	333,807

Texas — 1.3%
Galveston County GO, CAB, OID, Series RD, 0.00%, 02/01/24, (NATL-RE Insured)	2,630,000	2,305,484
Houston Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, 0.00%, 12/01/27, (AGM Insured)	2,000,000	1,514,840

		3,820,324

TOTAL MUNICIPAL BONDS (Cost $279,468,772)		282,399,064

	Shares	Value ($)

REGISTERED INVESTMENT COMPANY — 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.81%(b)	655,487	655,487

TOTAL REGISTERED INVESTMENT COMPANY (Cost $655,487)		655,487

TOTAL INVESTMENTS - 99.1% (Cost $280,124,259)		283,054,551
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		2,660,675

NET ASSETS - 100.0%		$285,715,226

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

July 31, 2018

(Unaudited)

(a)

Variable rate investments. The rate shown is based on the latest available information as of July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2018.

Portfolio holdings are subject to change at any time.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp.
Custodial Receipts
AMT	Subject to Alternative Minimum Tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage
Association
GO	General Obligation
MWC	Make Whole Callable
NATL-RE	National Reinsurance Corp.
OID	Original Issue Discount
SIFMA	The Securities Industry and Financial
Markets Association Municipal Swap Index

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

July 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 97.7%
Hawaii — 93.6%
Hawaii County GO, Series A, 5.00%, 09/01/20	1,000,000	1,067,800
Hawaii County GO, Refunding, Series D, 4.00%, 09/01/26	500,000	556,105
Hawaii County GO, Series B, Refunding, 4.00%, 09/01/19	1,185,000	1,216,497
Hawaii Housing Finance & Development Corp., Hale-Kewalo Apartments, Series A, Callable 01/01/20 at 100, 1.90%, 01/01/21, (GNMA Collateral Insured)	650,000	649,382
Hawaii Housing Finance & Development Corp., Refunding, Series B, OID,, Callable 07/01/19 at 100, 5.00%, 07/01/25, (AGM Insured)	100,000	102,142
Hawaii Housing Finance & Development Corp., Series B, 2.95%, 07/01/19, (GNMA/FNMA/FHLMC Insured)	30,000	30,240
Hawaii Pacific Health, Series B, 5.00%, 07/01/20	175,000	186,100

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, AMT, Callable 08/01/2023 at 100, 5.00%, 08/01/27	260,000	285,358
Hawaii State Airports System Revenue, Refunding, AMT, 5.00%, 07/01/19	135,000	139,020
Hawaii State Airports System Revenue, Refunding, AMT, 5.00%, 07/01/21	2,000,000	2,161,900
Hawaii State Airports System Revenue, Refunding, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/22	500,000	540,770
Hawaii State Airports System Revenue, Refunding, AMT, OID, Callable 07/01/21 at 100, 4.13%, 07/01/24	500,000	518,690
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company Subsidiary, Callable 07/01/19 at 100, 6.50%, 07/01/39	50,000	51,980
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, 3.10%, 05/01/26	320,000	317,376

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/22	200,000	222,316
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 4.00%, 07/01/19	400,000	408,632
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 5.00%, 07/01/22	40,000	44,432
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 5.00%, 07/01/24	495,000	568,201
Hawaii State Department of Budget & Finance, Series B, Pacific Health Obligation, 3.00%, 07/01/19	55,000	55,690
Hawaii State Department of Hawaiian Home Lands, OID, Callable 04/01/19 at 100, 5.13%, 04/01/21	20,000	20,479
Hawaii State Department of Hawaiian Home Lands, OID, Callable 04/01/19 at 100, 5.50%, 04/01/23	125,000	128,305

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands, Refunding, 4.00%, 04/01/20	1,555,000	1,614,712
Hawaii State GO, Series DN, Prerefunded, Callable 08/01/18 at 100, 5.00%, 08/01/20	210,000	210,000
Hawaii State GO, Series DN, Prerefunded, OID, Callable 08/01/18 at 100, 5.00%, 08/01/21	95,000	95,000
Hawaii State GO, Series DN, Prerefunded, OID, Callable 08/01/18 at 100, 5.00%, 08/01/22	105,000	105,000
Hawaii State GO, Series DN, Prerefunded, OID, Callable 08/01/18 at 100, 5.25%, 08/01/25	130,000	130,000
Hawaii State GO, Series DQ, Prerefunded, Callable 06/01/19 at 100, 5.00%, 06/01/20	145,000	149,195
Hawaii State GO, Series DQ, Prerefunded, Callable 06/01/19 at 100, 5.00%, 06/01/24	185,000	190,352
Hawaii State GO, Series DT, Refunding, 5.00%, 11/01/19	150,000	156,441
Hawaii State GO, Series DZ, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/30	965,000	1,064,694

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/22	190,000	208,981
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/23	190,000	208,981
Hawaii State GO, Series DZ, Prerefunded, ETM, 5.00%, 12/01/19	130,000	135,811
Hawaii State GO, Series DZ, Refunding, ETM, 5.00%, 12/01/20	255,000	274,324
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/31	360,000	397,192
Hawaii State GO, Series EA, Refunding, 4.00%, 12/01/20	1,025,000	1,080,073
Hawaii State GO, Series EA, Refunding, Callable 12/01/21 at 100, 5.00%, 12/01/23	1,025,000	1,126,003
Hawaii State GO, Series EE, ETM, 4.00%, 11/01/22	1,305,000	1,415,729
Hawaii State GO, Series EE, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	45,000	50,645

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/27	740,000	832,833
Hawaii State GO, Series EE, Unrefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	25,000	28,136
Hawaii State GO, Series EF, Refunding, Callable 11/01/22 at 100, 5.00%, 11/01/24	960,000	1,075,853
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/25	500,000	567,430
Hawaii State GO, Series EH, Prerefunded, Callable 08/01/23 at 100, 5.00%, 08/01/24	255,000	291,340
Hawaii State GO, Series EH, Unrefunded, Callable 08/01/23 at 100, 5.00%, 08/01/24	745,000	846,983
Hawaii State GO, Series EP, Refunding, 5.00%, 08/01/22	1,000,000	1,119,190
Hawaii State GO, Series FG, 3.00%, 10/01/20	1,000,000	1,029,000
Hawaii State GO, Series FG, 5.00%, 10/01/22	410,000	460,643

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FK, 4.00%, 05/01/20	500,000	520,495
Hawaii State GO, Series FK, 4.00%, 05/01/23	500,000	545,300
Hawaii State GO, Series FT, 3.00%, 01/01/23	1,000,000	1,045,920
Hawaii State GO, Series FT, 4.00%, 01/01/24	1,000,000	1,098,350
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/24	585,000	618,579
Hawaii State Harbor System Revenue, Series A, OID, Callable 07/01/20 at 100, 4.50%, 07/01/22	35,000	36,668
Hawaii State Highway Fund Revenue, OID, Callable 01/01/19 at 100, 5.50%, 01/01/25	140,000	142,411
Hawaii State Highway Fund Revenue, Series A, 5.00%, 01/01/21	1,000,000	1,076,970
Hawaii State Highway Fund Revenue, Series A, 4.00%, 01/01/21	1,000,000	1,053,430

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 08/01/21 at 100, 5.00%, 08/01/26	700,000	765,716
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/27	760,000	869,227
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/20	320,000	340,109
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/22	650,000	724,607
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/23	515,000	585,663
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 3.00%, 07/01/24	350,000	366,037
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/26	105,000	120,402

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 04/01/19 at 100, 5.00%, 04/01/20	90,000	92,144
Honolulu City & County GO, Series A, Callable 04/01/19 at 100, 5.00%, 04/01/26	210,000	215,002
Honolulu City & County GO, Series A, OID, Callable 08/01/21 at 100, 4.00%, 08/01/29	20,000	21,296
Honolulu City & County GO, Series A, Prerefunded, ETM, 4.00%, 08/01/18	35,000	35,000
Honolulu City & County GO, Series B, 4.00%, 10/01/19	500,000	514,300
Honolulu City & County GO, Series B, 5.00%, 09/01/20	1,000,000	1,068,010
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 5.25%, 09/01/23	1,000,000	1,040,250
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 5.25%, 09/01/27	150,000	156,038
Honolulu City & County GO, Series D, ETM, 5.00%, 09/01/19	115,000	119,322

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Variable Honolulu Rail Transit Project, SIFMA + 0.30%, Callable 09/01/18 at 100, 1.59%, 09/01/22(a)	500,000	500,045
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/20	1,000,000	1,062,840
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/21	1,015,000	1,106,786
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Series A, Callable 07/01/2022 at 100, 5.00%, 07/01/23	500,000	558,390
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Refunding, Series B, 4.00%, 07/01/21	545,000	578,883
Honolulu City & County Wastewater System Revenue, Senior Series A, 4.00%, 07/01/21	1,005,000	1,067,481

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior Series A, Callable 07/01/21 at 100, 5.25%, 07/01/36	35,000	38,444
Kauai Country GO, 2.00%, 08/01/19	200,000	200,986
Kauai Country GO, 3.00%, 08/01/20	305,000	312,997
Kauai County GO, Refunding, Series A, 3.00%, 08/01/18	250,000	250,000
Kauai County GO, Refunding, Series A, 5.00%, 08/01/19	35,000	36,208
Kauai County GO, Refunding, Series A, 4.00%, 08/01/19	150,000	153,698
Kauai County GO, Refunding, Series A, 4.00%, 08/01/20	10,000	10,458
Kauai County GO, Refunding, Series A, 3.00%, 08/01/20	345,000	354,046
Maui County GO, Refunding, 5.00%, 06/01/19	185,000	190,384
Maui County GO, Refunding, 5.00%, 09/01/19	320,000	331,955
Maui County GO, Refunding, 5.00%, 06/01/20	670,000	710,542

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, Refunding, 5.00%, 06/01/21	225,000	244,908
Maui County GO, Refunding, 5.00%, 09/01/21	20,000	21,909
University of Hawaii Revenue, Refunding, Series A, 2.00%, 10/01/18	230,000	230,260
University of Hawaii Revenue, Refunding, Series B, 4.00%, 10/01/23	525,000	573,022
University of Hawaii Revenue, Refunding, Series B, 4.00%, 10/01/24	500,000	550,085
University of Hawaii Revenue, Refunding, Series F, 5.00%, 10/01/21	500,000	547,525
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/18	30,000	30,132

		46,969,186

Michigan — 0.1%
Michigan Municipal Bond Authority Revenue, Unrefunded Portion Clean Water Revolving, Callable 06/11/18 at 100, 5.00%, 10/01/18	70,000	70,213

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

July 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Missouri — 0.9%
Kansas City Special Obligation Refunding & Improvement Revenue, Series B, 5.00%, 08/01/18	450,000	450,000

New Mexico — 1.0%
Albuquerque Bernalillo County Water Utility Authority, Refunding, 5.00%, 07/01/19	500,000	516,470

New York — 0.9%
New York City GO, Refunding, Series J, 5.00%, 08/01/18	470,000	470,000

Texas — 1.2%
Austin City GO, Refunding, 5.00%, 09/01/24	500,000	580,190

TOTAL MUNICIPAL BONDS (Cost $49,039,399)		49,056,059

	Shares

REGISTERED INVESTMENT COMPANY — 2.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.81%(b)	1,199,955	1,199,955

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,199,955)		1,199,955

Value ($)

TOTAL INVESTMENTS - 100.1% (Cost $50,239,354)	50,256,014
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(71,905)

NET ASSETS - 100.0%	$50,184,109

(a)

Variable rate investments. The rate shown is based on the latest available information as of July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2018.

Portfolio holdings are subject to change at any time.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ETM	Escrowed To Maturity
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MWC	Make Whole Callable
OID	Original Issue Discount
SIFMA	The Securities Industry and Financial
Markets Association Municipal Swap Index

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital U.S. Government Money Market Fund

Portfolio of Investments

July 31, 2018

(Unaudited)

	Par Amount ($)	Value ($)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 44.5%
Federal Home Loan Bank — 44.5%
1.85%, 08/01/2018(a)	29,500,000	29,500,000
1.85%, 08/08/2018(a)	15,000,000	14,994,619
1.86%, 08/03/2018(a)	45,900,000	45,895,265
1.87%, 08/10/2018(a)	18,158,000	18,149,535
1.87%, 08/15/2018(a)	4,000,000	3,997,091
1.88%, 08/20/2018(a)	20,000,000	19,980,156
1.88%, 08/22/2018(a)	20,000,000	19,978,067
1.88%, 08/27/2018(a)	10,000,000	9,986,458
1.89%, 08/21/2018(a)	10,000,000	9,989,500

		172,470,691

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $172,470,691)		172,470,691

U.S. TREASURY OBLIGATIONS — 22.1%
U.S. Treasury Bills — 22.1%
1.81%, 08/02/2018(a)	30,000,000	29,998,503
1.84%, 08/09/2018(a)	21,000,000	20,991,411
1.85%, 08/23/2018(a)	10,000,000	9,988,722
1.87%, 08/16/2018(a)	25,000,000	24,980,550

		85,959,186

TOTAL U.S. TREASURY OBLIGATIONS (Cost $85,959,186)		85,959,186

	Shares	Value ($)

REGISTERED INVESTMENT COMPANY — 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.81%(b)	2,231,305	2,231,305

TOTAL REGISTERED INVESTMENT COMPANY (Cost $2,231,305)		2,231,305

TOTAL INVESTMENTS - 67.2% (Cost $260,661,182)		260,661,182
OTHER ASSETS IN EXCESS OF LIABILITIES - 32.8%		127,230,404

NET ASSETS - 100.0%		$387,891,586

(a)	Interest rate disclosed represents the discount rate at the time of purchase.
(b)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2018.

Portfolio holdings are subject to change at any time.

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2018

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation – Pacific Capital Tax-Free Securities Fund, Pacific Capital Tax-Free Short Intermediate Securities Fund and Pacific Capital U.S. Government Money Market Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend the rules under the 1940 Act which govern the operations of money market mutual funds. The amended rules effectively created three categories of money market funds: Government, Retail and Institutional. Under the amended rules, Government and Retail money market funds may continue to seek to transact at a stable $1.00 Net Asset Value (“NAV”) per share and use amortized cost to value their portfolio holdings, subject to board oversight. Institutional money market funds are required to “float” their NAV per share by pricing their shares to four decimal places (e.g., $1.0000) and valuing their portfolio securities using fair value rather than amortized cost (except where otherwise permitted under the SEC rules).

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

The Pacific Capital U.S. Government Money Market Fund operates as a “Government money market fund” as that term is defined in Rule 2a-7 under the 1940 Act. It is the Fund’s policy to maintain a constant NAV per share of $1.00 and the Fund has adopted certain investment, portfolio valuation, and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a constant NAV per share of $1.00. The Fund commenced investment operations on June 14, 2018.

Fair Value Measurements – the inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds is generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

Securities held within the Pacific Capital U.S. Government Money Market Fund are generally valued at amortized cost (Cost Approach), which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2018, in valuing each Fund’s investments carried at fair value:

Funds	Total Value at 07/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$282,399,064	$—	$282,399,064	$—
Registered Investment Company	655,487	655,487	—	—

Total	$283,054,551	$655,487	$282,399,064	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$49,056,059	$—	$49,056,059	$—
Registered Investment Company	1,199,955	1,199,955	—	—

Total	$50,256,014	$1,199,955	$49,056,059	$—

Pacific Capital U.S. Government Money Market Fund
U.S. Government Agency Obligations	$172,470,691	$—	$172,470,691	$—
U.S. Treasury Obligations	85,959,186	—	85,959,186	—
Registered Investment Company	2,231,305	2,231,305	—	—

Total	$260,661,182	$2,231,305	$258,429,877	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2018

(Unaudited)

ready market existed for such investments and may differ materially from the values a Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2018, there were no transfers between Levels 1, 2 and 3.

B. Federal Tax Cost

As of the July 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
	Securities*	Appreciation	(Depreciation)	(Depreciation)
Pacific Capital Tax-Free Securities Fund	$280,124,259	$5,552,802	$(2,622,510)	$2,930,292
Pacific Capital Tax-Free Short Intermediate Securities Fund	50,239,354	222,962	(206,302)	16,660
Pacific Capital U.S. Government Money Market Fund	260,661,182	—	—	—

*

Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

POLEN GROWTH FUND

Portfolio of Investments

July 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 95.1%
Biotechnology — 3.1%
Regeneron Pharmaceuticals, Inc.*	193,009	$71,029,242

Business Services — 5.7%
Automatic Data Processing, Inc.	970,134	130,958,389

Credit Services — 9.4%
Mastercard, Inc., Class A	312,042	61,784,316
Visa, Inc., Class A	1,137,031	155,477,619

		217,261,935

Discount Stores — 4.0%
Dollar General Corp.	941,887	92,446,209

Drug Manufacturers—Specialty & Generic — 4.6%
Zoetis, Inc.	1,230,636	106,425,401

Footwear & Accessories — 5.9%
NIKE, Inc., Class B	1,767,556	135,942,732

Information Technology Services — 9.2%
Accenture PLC, Class A	685,667	109,247,323
Gartner, Inc.*	746,676	101,122,331

		210,369,654

Internet Content & Information — 13.5%
Alphabet, Inc., Class A*	48,577	59,614,666
Alphabet, Inc., Class C*	132,074	160,768,397
Facebook, Inc., Class A*	519,518	89,658,416

		310,041,479

Leisure — 2.4%
Booking Holdings, Inc.*	27,557	55,905,437

Medical Devices — 4.4%
Align Technology, Inc.*	283,019	100,938,726

	Number of Shares	Value

COMMON STOCKS — (Continued)
Packaged Foods — 3.2%
Nestle SA, SP ADR	889,583	$72,509,910

Restaurants — 3.7%
Starbucks Corp.	1,618,166	84,775,717

Software Application — 8.0%
Adobe Systems, Inc.*	754,652	184,648,251

Software Infrastructure — 13.3%
Microsoft Corp.	1,877,210	199,134,437
Oracle Corp.	2,218,886	105,796,485

		304,930,922

Specialty Retail — 4.7%
O’Reilly Automotive, Inc.*	352,592	107,893,152

TOTAL COMMON STOCKS (Cost $1,451,270,942)		2,186,077,156

TOTAL INVESTMENTS - 95.1% (Cost $1,451,270,942)		2,186,077,156
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%		111,854,687

NET ASSETS - 100.0%		$2,297,931,843

*	Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository
Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

1

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

July 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 95.2%
Australia — 3.8%
CSL, Ltd.	11,417	$1,670,376

Cayman Islands — 8.8%
Alibaba Group Holding, Ltd., SP ADR*	8,054	1,507,950
Tencent Holdings, Ltd	53,120	2,417,725

		3,925,675

Denmark — 3.2%
Coloplast A/S, Class B	8,675	946,179
Novo Nordisk A/S, SP ADR	9,823	488,891

		1,435,070

France — 2.4%
Essilor International SA	7,254	1,068,974

Germany — 5.8%
adidas AG	5,932	1,311,521
SAP SE	10,795	1,256,381

		2,567,902

Ireland — 3.7%
Accenture PLC, Class A	10,356	1,650,021

Spain — 2.0%
Industria De Diseno Textil SA	26,550	870,056

Switzerland — 5.1%
Nestle SA, Registered Shares	13,721	1,118,170
SGS SA, Registered Shares	442	1,152,145

		2,270,315

United Kingdom — 2.1%
Reckitt Benckiser Group PLC	10,447	931,352

	Number of Shares	Value

COMMON STOCKS — (Continued)
United States — 58.3%
Adobe Systems, Inc.*	11,855	$2,900,681
Align Technology, Inc.*	4,424	1,577,820
Alphabet, Inc., Class C*	2,387	2,905,600
Automatic Data Processing, Inc.	10,527	1,421,040
Booking Holdings, Inc.*	624	1,265,921
Facebook, Inc., Class A*	9,647	1,664,879
Mastercard, Inc., Class A	10,527	2,084,346
Microsoft Corp.	17,343	1,839,745
NIKE, Inc., Class B	20,089	1,545,045
Oracle Corp.	16,731	797,734
O’Reilly Automotive, Inc.*	5,047	1,544,382
Regeneron Pharmaceuticals, Inc.*	2,656	977,435
Starbucks Corp.	22,658	1,187,053
Visa, Inc., Class A	20,175	2,758,729
Zoetis, Inc.	16,108	1,393,020

		25,863,430

TOTAL COMMON STOCKS (Cost $33,175,874)		42,253,171

TOTAL INVESTMENTS - 95.2% (Cost $33,175,874)		42,253,171
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.8%		2,143,761

NET ASSETS - 100.0%		$44,396,932

*	Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

POLEN INTERNATIONAL GROWTH FUND

Portfolio of Investments

July 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 93.7%
Australia — 4.1%
CSL, Ltd.	8,252	$1,207,317

Cayman Islands — 10.4%
Alibaba Group Holding, Ltd., SP ADR*	6,745	1,262,866
Tencent Holdings, Ltd.	39,700	1,806,922

		3,069,788

China — 3.8%
Baidu, Inc., SP ADR*	4,519	1,117,006

Denmark — 7.0%
Chr. Hansen Holding A/S	10,792	1,117,138
Coloplast A/S, Class B	8,805	960,358

		2,077,496

France — 7.0%
Dassault Systemes SE	10,393	1,549,638
Essilor International SA	3,496	515,182

		2,064,820

Germany — 8.0%
adidas AG	4,604	1,017,910
SAP SE	11,425	1,329,704

		2,347,614

Ireland — 17.5%
Accenture PLC, Class A	8,488	1,352,393
Experian PLC	40,946	1,005,309
ICON PLC*	12,932	1,799,617
Medtronic PLC	11,027	994,966

		5,152,285

Israel — 2.7%
Check Point Software Technologies, Ltd.*	7,058	795,225

Mexico — 2.2%
Wal-Mart de Mexico SAB de CV	221,702	647,224

	Number of Shares	Value

COMMON STOCKS — (Continued)
Netherlands — 3.5%
RELX NV	47,208	$1,026,708

Spain — 6.7%
Amadeus IT Group SA	13,093	1,116,906
Industria De Diseno Textil SA	26,110	855,637

		1,972,543

Switzerland — 3.8%
Nestle SA, Registered Shares	13,803	1,124,853

United Kingdom — 17.0%
Bunzl PLC	22,936	681,520
Compass Group PLC	41,258	887,427
Reckitt Benckiser Group PLC	11,662	1,039,669
Sage Group PLC (The)	124,420	1,014,634
Unilever PLC	24,443	1,396,298

		5,019,548

TOTAL COMMON STOCKS (Cost $26,017,149)		27,622,427

TOTAL INVESTMENTS - 93.7% (Cost $26,017,149)		27,622,427
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.3%		1,857,223

NET ASSETS - 100.0%		$29,479,650

*	Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository
Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

3

POLEN U.S. SMALL COMPANY GROWTH FUND

Portfolio of Investments

July 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.8%
Building Materials — 4.8%
Trex Co., Inc.*	2,822	$219,382

Business Services — 9.2%
Euronet Worldwide, Inc.*	1,135	104,352
ExlService Holdings, Inc.*	1,885	112,421
Healthcare Services Group, Inc.	3,369	135,636
WageWorks, Inc.*	1,343	70,910

		423,319

Diagnostics & Research — 3.7%
Neogen Corp.*	2,088	172,051

Discount Stores — 4.0%
Ollie’s Bargain Outlet Holdings, Inc.*	2,646	183,897

Education & Training Services — 4.0%
Grand Canyon Education, Inc.*	1,585	184,700

Electronics Distribution — 3.8%
Littelfuse, Inc.	807	174,974

Health Information Services — 3.9%
Medidata Solutions, Inc.*	2,398	178,195

Information Technology Services — 5.4%
EPAM Systems, Inc.*	801	104,298
Globant SA*	2,550	141,372

		245,670

Leisure — 5.9%
Pool Corp.	1,755	268,954

Medical Care — 3.1%
AMN Healthcare Services, Inc.*	2,342	141,691

	Number of Shares	Value
COMMON STOCKS — (Continued)
Medical Distribution — 1.7%
Prestige Brands Holdings, Inc.*	2,133	$76,212

Medical Instruments & Supplies — 9.7%
Cantel Medical Corp.	2,094	194,135
LeMaitre Vascular, Inc.	3,877	139,572
Masimo Corp.*	1,140	113,339

		447,046

Personal Services — 4.5%
Nutrisystem, Inc.	5,150	206,000

Recreational Vehicles — 5.2%
Fox Factory Holding Corp.*	4,769	237,019

Restaurants — 2.9%
Texas Roadhouse, Inc.	2,139	134,415

Semiconductors — 3.3%
Monolithic Power Systems, Inc.	1,156	153,378

Software Application — 18.3%
Alarm.com Holdings, Inc.*	3,081	132,083
Blackbaud, Inc.	2,014	201,017
Ellie Mae, Inc.*	1,077	106,860
Paycom Software, Inc.*	1,772	188,275
Stamps.com, Inc.*	813	212,193

		840,428

Specialty Finance — 2.4%
LendingTree, Inc.*	460	109,848

Specialty Retail — 3.0%
Five Below, Inc.*	1,421	138,064

TOTAL COMMON STOCKS (Cost $4,196,778)		4,535,243

See accompanying Notes to the Quarterly Portfolio of Investments.

4

POLEN U.S. SMALL COMPANY GROWTH FUND

Portfolio of Investments (Concluded)

July 31, 2018

(Unaudited)

Value

TOTAL INVESTMENTS - 98.8% (Cost $4,196,778)	$4,535,243
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	56,709

NET ASSETS - 100.0%	$4,591,952

*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

5

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2018

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund and Polen U.S. Small Company Growth Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

🌑	Level 1	—	quoted prices in active markets for identical securities;

🌑	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

🌑	Level 3	—	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact

6

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of July 31, 2018, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 07/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Investments in Securities*	$2,186,077,156	$2,186,077,156	$—	$—

Polen Global Growth Fund
Australia	$1,670,376	$—	$1,670,376	$—
Cayman Islands	3,925,675	1,507,950	2,417,725	—
Denmark	1,435,070	488,891	946,179	—
France	1,068,974	—	1,068,974	—
Germany	2,567,902	—	2,567,902	—
Ireland	1,650,021	1,650,021	—	—
Spain	870,056	—	870,056	—
Switzerland	2,270,315	—	2,270,315	—
United Kingdom	931,352	—	931,352	—
United States	25,863,430	25,863,430	—	—

Total	$42,253,171	$29,510,292	$12,742,879	$—

7

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

	Total Value at 07/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen International Growth Fund
Common Stocks
Australia	$1,207,317	$—	$1,207,317	$—
Cayman Islands	3,069,788	1,262,866	1,806,922	—
China	1,117,006	1,117,006	—	—
Denmark	2,077,496	—	2,077,496	—
France	2,064,820	—	2,064,820	—
Germany	2,347,614	—	2,347,614	—
Ireland	5,152,285	4,146,976	1,005,309	—
Israel	795,225	795,225	—	—
Mexico	647,224	647,224	—	—
Netherlands	1,026,708	—	1,026,708	—
Spain	1,972,543	—	1,972,543	—
Switzerland	1,124,853	—	1,124,853	—
United Kingdom	5,019,548	—	5,019,548	—

Total	$27,622,427	$7,969,297	$19,653,130	$—

Polen U.S. Small Company Growth Fund
Investments in Securities*	$4,535,243	$4,535,243	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the

8

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2018

(Unaudited)

Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.

For the period ended July 31, 2018, there were no transfers between Levels 1, 2 and 3 for any of the Funds.

B. Federal Tax Cost

As of July 31, 2018, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	Federal Tax Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Polen Growth Fund	$1,451,270,942	$734,806,214	$—	$734,806,214
Polen Global Growth Fund	33,175,874	9,474,802	(397,505)	9,077,297
Polen International Growth Fund	26,017,149	1,928,950	(323,672)	1,605,278
Polen U.S. Small Company Growth Fund	4,196,778	450,384	(111,919)	338,465

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

9

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

July 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 95.2%
Consumer Discretionary — 19.6%
Carrols Restaurant Group, Inc.*	184,300	$2,672,350
Fiesta Restaurant Group, Inc.*	45,860	1,332,233
Gildan Activewear, Inc. (Canada)	61,850	1,586,453
Motorcar Parts of America, Inc.*	118,158	2,552,213
Stoneridge, Inc.*	38,245	1,300,330
Vista Outdoor, Inc.*	32,325	524,958
Visteon Corp.*	25,680	3,006,614

		12,975,151

Consumer Staples — 3.7%
SpartanNash Co.	101,019	2,420,415

Financials — 28.5%
Charter Financial Corp.	55,141	1,245,635
First Northwest Bancorp*	47,175	763,292
HomeTrust Bancshares, Inc.*	52,594	1,530,485
INTL FCStone, Inc.*	50,986	2,732,340
Jefferies Financial Group, Inc.	29,705	720,346
KKR & Co., Inc., Class A	170,320	4,663,362
Northrim Bancorp, Inc.	26,200	1,055,860
OceanFirst Financial Corp.	41,560	1,212,305
Old National Bancorp	42,560	827,792
Raymond James Financial, Inc.	18,600	1,703,574
State Bank Financial Corp.	38,600	1,213,970
Synovus Financial Corp.	24,024	1,187,266

		18,856,227

Health Care — 10.7%
Allergan PLC (Ireland)	18,887	3,476,908

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care — (Continued)
Universal Health Services, Inc., Class B	15,825	$1,932,232
Zimmer Holdings, Inc.	12,980	1,629,250

		7,038,390

Industrials — 9.3%
Air Transport Services Group, Inc.*	110,900	2,498,577
CBIZ, Inc.*	47,225	1,038,950
DIRTT Environmental Solutions (Canada)*	524,400	2,610,358

		6,147,885

Information Technology — 12.6%
Avid Technology, Inc.*	88,500	496,485
Everi Holdings, Inc.*	350,271	2,574,492
OneSpan, Inc.*	83,530	1,361,539
QuinStreet, Inc.*	295,112	3,913,185

		8,345,701

Materials — 7.6%
Celanese Corp., Class A	13,970	1,649,997
Pope Resources LP	10,600	772,740
Tronox Ltd., Class A (Australia)	142,030	2,620,454

		5,043,191

Utilities — 3.2%
National Fuel Gas Co.	39,465	2,119,270

TOTAL COMMON STOCKS (Cost $35,366,224)		62,946,230

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2018

(Unaudited)

Value

TOTAL INVESTMENTS - 95.2% (Cost $35,366,224)	$62,946,230
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.8%	3,205,400

NET ASSETS - 100.0%	$66,151,630

*	Non-income producing.

PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2018

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Private Capital Management Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

🌑	Level 1	—	quoted prices in active markets for identical securities;

🌑	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

🌑	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities*	$62,946,230	$62,946,230	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2018, there were no transfers between Levels 1, 2 and 3.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2018

(Unaudited)

B. Federal Tax Cost:

As of the July 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$35,366,224

Gross unrealized appreciation	$27,611,249
Gross unrealized depreciation	(31,243)

Net unrealized appreciation	$27,580,006

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

QUALITY DIVIDEND FUND

Portfolio of Investments

July 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.9%
Beverages — 3.9%
Coca-Cola Co. (The)	61,866	$2,884,812

Biotechnology — 3.3%
AbbVie, Inc.	26,737	2,465,953

Commercial Banks — 11.5%
Bank of Montreal (Canada)	36,257	2,874,455
Toronto-Dominion Bank (The) (Canada)	48,217	2,853,482
Wells Fargo & Co.	50,103	2,870,401

		8,598,338

Communications Equipment — 3.9%
Cisco Systems, Inc.	68,256	2,886,546

Containers & Packaging — 3.6%
International Paper Co.	50,787	2,728,785

Diversified Telecommunication Services — 10.9%
AT&T, Inc.	80,795	2,583,016
BCE, Inc. (Canada)	58,153	2,467,432
Verizon Communications, Inc.	59,529	3,074,078

		8,124,526

Electric Utilities — 7.9%
Duke Energy Corp.	35,480	2,895,878
Southern Co. (The)	61,619	2,994,683

		5,890,561

Hotels, Restaurants & Leisure — 3.6%
McDonald’s Corp.	17,185	2,707,325

Household Products — 7.2%
Kimberly-Clark Corp.	24,287	2,765,318
Procter & Gamble Co. (The)	32,494	2,628,115

		5,393,433

	Number of Shares	Value

COMMON STOCKS — (Continued)
IT Services — 3.6%
International Business Machines Corp.	18,647	$2,702,510

Oil, Gas & Consumable Fuels — 15.9%
Enbridge, Inc. (Canada)	79,666	2,822,566
ONEOK, Inc.	44,181	3,112,110
Valero Energy Corp.	24,641	2,916,262
Williams Cos, Inc. (The)	101,171	3,009,837

		11,860,775

Pharmaceuticals — 8.5%
Merck & Co., Inc.	50,541	3,329,136
Pfizer, Inc.	75,935	3,032,085

		6,361,221

REITs — 8.3%
Digital Realty Trust, Inc.	25,838	3,137,250
Omega Healthcare Investors, Inc.	104,296	3,096,548

		6,233,798

Semiconductors & Semiconductor Equipment — 3.6%
QUALCOMM, Inc.	42,414	2,718,313

Tobacco — 3.2%
Philip Morris International, Inc.	27,357	2,360,909

TOTAL COMMON STOCKS (Cost $63,768,921)		73,917,805

See accompanying Notes to the Quarterly Portfolio of Investments.

1

QUALITY DIVIDEND FUND

Portfolio of Investments (Concluded)

July 31, 2018

(Unaudited)

	Number of Shares	Value

EXCHANGE TRADED FUND — 0.5%
SPDR S&P Dividend ETF	3,850	$370,909

TOTAL EXCHANGE TRADED FUND (Cost $329,465)		370,909

TOTAL INVESTMENTS - 99.4% (Cost $64,098,386)		74,288,714

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		474,887

NET ASSETS - 100.0%		$74,763,601

REIT   Real Estate Investment Trust

SPDR Standard & Poor’s Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2018

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Quality Dividend Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$73,917,805	$73,917,805	$—	$—
Exchange Traded Fund	370,909	370,909	—	—

Total Investments	$74,288,714	$74,288,714	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Fund.

4

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2018

(Unaudited)

B. Federal Tax Cost:

As of the July 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$64,098,386

Gross unrealized appreciation	$11,026,349
Gross unrealized depreciation	(836,021)

Net unrealized appreciation	$10,190,328

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments

July 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 100.0%
Consumer Discretionary — 31.8%
Bed Bath & Beyond, Inc	352,086	$6,594,571
GameStop Corp., Class A	445,908	6,425,534
Gap, Inc. (The)	204,176	6,159,990
Interpublic Group Of Cos, Inc. (The)	257,871	5,814,991
L Brands, Inc.	169,221	5,359,229
Macy’s, Inc.	214,265	8,512,748
Signet Jewelers Ltd. (Bermuda)	155,387	8,972,045
Tupperware Brands Corp.	145,065	5,325,336
Williams-Sonoma, Inc.	127,179	7,438,700

		60,603,144

Consumer Staples — 26.0%
Campbell Soup Co.	143,844	5,883,220
Coca-Cola Co. (The)	137,824	6,426,733
General Mills, Inc.	136,117	6,269,549
Kellogg Co.	96,476	6,852,690
Kimberly-Clark Corp.	57,654	6,564,484
Kraft Heinz Co. (The)	100,636	6,063,319
Philip Morris International, Inc.	59,815	5,162,035
Procter & Gamble Co. (The)	78,336	6,335,816

		49,557,846

Energy — 6.7%
Chevron Corp.	51,020	6,442,295
Exxon Mobil Corp.	78,404	6,390,710

		12,833,005

Health Care — 10.3%
CVS Health Corp.	93,162	6,042,487
Merck & Co., Inc.	104,995	6,916,021

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care — (Continued)
Pfizer, Inc.	168,574	$6,731,160

		19,689,668

Industrials — 8.2%
General Electric Co.	461,963	6,296,556
Nielsen Holdings PLC (Great Britain)	183,002	4,311,527
Pitney Bowes, Inc.	570,714	4,982,333

		15,590,416

Information Technology — 10.2%
CA, Inc.	175,941	7,778,352
Cisco Systems, Inc.	142,217	6,014,357
International Business Machines Corp.	39,005	5,652,995

		19,445,704

Materials — 3.4%
LyondellBasell Industries NV., Class A (Netherlands)	58,905	6,526,085

Telecommunication Services — 3.4%
Verizon Communications, Inc.	127,257	6,571,551

TOTAL COMMON STOCKS (Cost $187,232,678)		190,817,419

TOTAL INVESTMENTS - 100.0% (Cost $187,232,678)		190,817,419
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		58,105

NET ASSETS - 100.0%		$190,875,524

See accompanying Notes to the Quarterly Portfolio of Investments.

1

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2018

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The SkyBridge Dividend Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2018

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value at 7/31/18	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities*	$190,817,419	$190,817,419	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Fund.

3

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2018

(Unaudited)

B. Federal Tax Cost:

As of the July 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund was as follows:

Federal tax cost*	$187,232,678

Gross unrealized appreciation	$17,794,757
Gross unrealized depreciation	(14,210,016)

Net unrealized appreciation	$3,584,741

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date September 25, 2018

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and Chief Financial Officer (principal financial officer)

Date September 25, 2018

* Print the name and title of each signing officer under his or her signature.